Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING
28.	SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as the CEO of the Group. The Group reports its financial results in two operating segments: (1) Hotel Business, which consists of leased-and-operated hotels and franchised-and-managed hotels operating under the hotel related brand, and (2) Restaurant Business, which consists of leased-and-operated restaurants and franchised-and-managed restaurants operating under the brands of Da Niang and Bellagio. The reportable segments align with the manner in which the CODM currently receives and uses financial information to allocate resource and evaluate the performance of the segments.

The Group derives the results of the segments directly from its internal management reporting system. The accounting policies of the segments are the same as those described in the summary of significant accounting policies in the consolidated financial statements. Inter-segment sales are accounted for as if the sales were to third parties, that is, at current market prices. The CODM compares actual segment income (loss) from operations and segment net income (loss) with historical results on a regular basis when assessing the operating results and making resource decisions to improve profitability, and to develop strategic initiatives and capital allocation priorities

The Group’s CODM does not evaluate its operating segments using discrete asset information. There is no asset information that are supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM.

The following tables provide information about reported segment revenues, and measures of a segment’s profit or loss, together with relevant reconciliations and other required disclosures:

	Year Ended December 31, 2022
	Hotel business	Restaurant business	Consolidated
	RMB	RMB	RMB
Revenue from external customers	936,801,282	532,272,993	1,469,074,275
Intersegment revenue	—	1,514,259	1,514,259
	936,801,282	533,787,252	1,470,588,534
Reconciliation of revenue:
Elimination of intersegment revenues			(1,514,259)
Total revenues			1,469,074,275

Less:
Total operating costs and expenses *	(1,399,392,154)	(580,020,769)	(1,979,412,923)
Segment income (loss) from operations	(462,590,872)	(46,233,517)	(508,824,389)

Reconciliation of income (loss) from operations:
Other operating income	19,448,889	4,544,259	23,993,148
Elimination of intersegment gross margin			(1,698,589)
Income from operations			(486,529,830)

Reconciliation of net (loss) income
Other segment income (expense)**	(15,918,607)	(1,715,618)	(17,634,225)
Income tax benefit (expense)	45,592,418	(1,944,162)	43,648,256
Share of loss in equity method investments, net of tax	(1,598,301)	—	(1,598,301)
Segment net (loss) income	(415,066,473)	(45,349,038)	(460,415,511)
Elimination of intersegment income tax impact			424,647
Net Loss			(461,689,453)

Other segment disclosures
Interest revenue	47,383,941	721,184	48,105,125
Interest expense	(25,375,848)	(2,611,994)	(27,987,842)
	Year Ended December 31, 2023
	Hotel business	Restaurant business	Consolidated
	RMB	RMB	RMB
Revenue from external customers	1,191,906,073	435,351,616	1,627,257,689
Intersegment revenue	—	6,284,350	6,284,350
	1,191,906,073	441,635,966	1,633,542,039
Reconciliation of revenue:
Elimination of intersegment revenues			(6,284,350)
Total revenues			1,627,257,689

Less:
Total operating costs and expenses*	(881,148,053)	(448,102,058)	(1,329,250,111)
Segment income (loss) from operations	310,758,020	(6,466,092)	304,291,928

Reconciliation of income (loss) from operations:
Other operating income	24,525,333	2,644,568	27,169,901
Elimination of intersegment gross margin			4,187,097
Income from operations			335,648,926

Reconciliation of net (loss) income
Other segment income (expense) **	44,832,395	(109,463)	44,722,932
Income tax benefit (expense)	(113,125,742)	(4,279,739)	(117,405,481)
Share of loss in equity method investments, net of tax	(1,392,002)	—	(1,392,002)
Segment net (loss) income	265,598,004	(8,210,726)	257,387,278
Elimination of intersegment income tax impact			(1,046,774)
Net income			260,527,601

Other segment disclosures
Interest revenue	41,240,610	130,552	41,371,162
Interest expense	(13,706,157)	(347,684)	(14,053,841)
	Year Ended December 31, 2024
	Hotel business	Restaurant business	Consolidated	Consolidated
	RMB	RMB	RMB	USD
Revenue from external customers	1,066,502,811	276,937,385	1,343,440,196	184,050,552
Intersegment revenue	207,413	1,500,428	1,707,841	233,973
	1,066,710,224	278,437,813	1,345,148,037	184,284,525
Reconciliation of revenue:
Elimination of intersegment revenues			(1,707,841)	(233,973)
Total revenues			1,343,440,196	184,050,552

Less:
Total operating costs and expenses*	(851,935,422)	(391,435,679)	(1,243,371,101)	(170,341,142)
Segment income (loss) from operations	214,774,802	(112,997,866)	101,776,936	13,943,384

Reconciliation of income (loss) from operations:
Other operating income	56,818,174	3,329,384	60,147,558	8,240,182
Elimination of intersegment gross margin			—	—
Income (loss) from operations			161,924,494	22,183,566

Reconciliation of net (loss) income
Other segment income (expense) **	39,741,684	71,217	39,812,901	5,454,346
Income tax benefit (expense)	(107,223,277)	18,496,308	(88,726,969)	(12,155,545)
Share of loss in equity method investments, net of tax	(1,165,474)	—	(1,165,474)	(159,669)
Segment net (loss) income	202,945,909	(91,100,957)	111,844,952	15,322,698
Elimination of intersegment income tax impact			(4,530,600)	(620,690)
Net income			107,314,352	14,702,008

Other segment disclosures
Interest revenue	39,982,179	89,889	40,072,068	5,489,851
Interest expense	(6,310,152)	—	(6,310,152)	(864,487)

The following table presents the Group’s revenues disaggregated by segment and by types of products or services.

	Year Ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Revenue:
Leased-and-operated hotels	338,506,220	490,924,060	437,521,898	59,940,254
Franchised-and-managed hotels	582,441,077	696,321,236	625,072,856	85,634,630
Wholesale and others	15,853,985	4,660,777	4,115,470	563,818
Hotel business subtotal	936,801,282	1,191,906,073	1,066,710,224	146,138,702
Revenue:
Leased-and-operated restaurants	362,806,697	296,890,282	159,118,741	21,799,178
Franchised-and-managed restaurants	6,022,291	8,923,712	10,287,456	1,409,376
Wholesale and others	164,958,264	135,821,972	109,031,616	14,937,270
Restaurant business subtotal	533,787,252	441,635,966	278,437,813	38,145,824
Inter-segment*	(1,514,259)	(6,284,350)	(1,707,841)	(233,974)
Total revenue	1,469,074,275	1,627,257,689	1,343,440,196	184,050,552

*	The inter segment eliminations mainly consist of labor services related to restaurant staff and prepared meals and frozen foods provided by restaurant business segment to hotel business segment.

The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.